Accounts receivable, net	12 Months Ended
Dec. 31, 2016
Accounts receivable, net [Abstract]
Accounts receivable, net
6.	Accounts receivable, net

	December 31,	December 31,
(In thousands)	2015	2016
Accounts receivable	11,392	14,655
Less: Allowance for doubtful accounts	(126)	(119)
Accounts receivable, net	11,266	14,536

The accounts receivable that was fully reserved as of December 31, 2015 and 2016 was USD 0.1 million and USD 0.1 million, respectively.

The following table presents movement in the allowance for doubtful accounts:

	December 31,	December 31,	December 31,
(In thousands)	2014	2015	2016
Balance at beginning of the year	—	131	126
Additions	523	4	—
Write-off	(393)	—	—
Exchange difference	1	(9)	(7)
Balance at end of the year	131	126	119

The top 10 customers accounted for about 39% and 76% of accounts receivable as of December 31, 2015 and 2016, respectively.